COSTS AND EXPENSES BY NATURE - Schedule of finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Bank loan interests	$ (261,722)	$ (452,778)	$ (400,052)
Financial leases	(43,039)	(49,809)	(58,011)
Lease liabilities	(315,309)	(318,267)	(224,824)
Other financial expenses	(101,346)	(61,096)	(15,344)
Total	$ (721,416)	$ (881,950)	$ (698,231)